Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Expenses
Research and development	$ 543,990	$ 547,485
Selling, general and administrative	260,858	172,046
Depreciation (Note 4)	51,478	65,382
Total Expenses	856,326	784,913
Loss from operations	(772,915)	(784,913)
Net foreign exchange gain (loss)	(7,494)	(64,053)
Interest expense	(100,563)	(75,600)
Net loss and comprehensive loss	$ (880,972)	$ (924,566)
Loss per common share, basic and diluted	$ (0.03)	$ (0.04)
Weighted average number of common shares outstanding, basic and diluted	33,092,665	23,678,105
Revenues
Licensing (Note 3)	$ 66,433	$ 0
Other revenue	16,978	0
Total Revenues	$ 83,411	$ 0